RISK MANAGEMENT - Structural foreign exchange risk - Financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 343,332,362		$ 303,076,129
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	156,707,240	$ 30,212	130,763,369	$ 30,224
Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		9,150		7,873
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,259,498		14,160,846
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	290,172,863		258,433,837
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,493,866		28,966,356
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	220,297,825		195,541,994
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	103,475,257	20,187	83,863,582	19,678
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		5,804		4,754
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,986,770		11,038,856
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,986,770		11,038,856
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38,900,001		30,488,831
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,027,205		14,996,337
Trade receivables [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,435,666	383	1,949,445	367
Trade receivables [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		229		201
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,642,829		34,025,535
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,642,829		34,025,535
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	26,800,791	4,711	25,963,067	5,521
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		2,021		2,043
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	469,723	118	527,510	150
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				4
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,741,287		4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,741,287		4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	493,454	111	417,925	122
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		13
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			7,385
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,493,866		28,966,356
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,062,791	4,459	16,997,663	4,092
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,083		860
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,207,157		1,290,144
Derivatives [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,162,909		1,133,924
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,162,909		1,133,924
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	952,889	239	887,957	258
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				1
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,248		156,220
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,248		156,220
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 16,669	$ 4	$ 156,220	36
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				$ 10